Common Shares (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Threshold trading days within any thirty trading day period for automatic conversion of special shares | $	20
Threshold consecutive trading day period for automatic conversion of special shares | $	30
Class B Preferred Shares
Class of Stock [Line Items]
Preference shares, shares outstanding		509,459
Minimum
Class of Stock [Line Items]
Trigger price	15
Maximum
Class of Stock [Line Items]
Trigger price	200